Equity (Narrative) (Details) (USD $)	3 Months Ended																								12 Months Ended										1 Months Ended								12 Months Ended			36 Months Ended	0 Months Ended		1 Months Ended				12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Apr. 30, 2013 ETP [Member]		Jul. 31, 2012 ETP [Member]		Nov. 30, 2011 ETP [Member]		Apr. 30, 2011 ETP [Member]		Dec. 31, 2013 ETP [Member]	Dec. 31, 2012 ETP [Member]	Dec. 31, 2011 ETP [Member]	Dec. 31, 2013 ETP [Member]	Mar. 31, 2012 Regency [Member]		Oct. 31, 2011 Regency [Member]		May 31, 2011 Regency [Member]		Dec. 31, 2013 Regency [Member]	Dec. 31, 2013 Class D Units [Member]	Dec. 31, 2012 Class D Units [Member]	Dec. 31, 2013 Class E Units [Member]	Dec. 31, 2013 Class F Units [Member] Sunoco [Member]	Dec. 31, 2013 Class H Units [Member]	Oct. 31, 2012 Holdco Transaction [Member]	Oct. 05, 2012 Holdco Transaction [Member] Class G Units [Member]	Dec. 31, 2013 Additional Units [Member] Class D Units [Member]	Dec. 31, 2013 January 2013 [Member]	Dec. 31, 2013 May 2013 [Member]	Dec. 31, 2013 Equity Distribution Agreement [Member] ETP [Member]	Dec. 31, 2013 December 2016 [Member]	Dec. 31, 2013 December 2017 [Member]	Dec. 31, 2013 December 2018 [Member]	Dec. 31, 2013 December 2019 [Member]
Stock Repurchase Program, Authorized Amount																															$ 1,000,000,000
Stock Repurchased and Retired During Period, Shares																															1,695,200
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																															1,500,000																							1,540,000							40,000
Partners' Capital Account, Units																																																								8,900,000	40,000,000	50,200,000		90,700,000
Common Units Issued Inconnection With The Equity Distribution Agreement																															16,900,000
Proceeds from Issuance of Common Stock																																																																846,000,000
Fees and Commissions																																																																9,000,000
Minimum beneficial percentage ownership, other than the Partnership's General Partner and its affiliates, no voting rights, not considered outstanding																															20.00%
Limited Partners' Capital Account, Units Outstanding																															559,923,300	559,911,216	445,900,000	445,900,000																				1,540,000
Limited Partner interest in the Partnership, percentage																															99.48%
Gain from subsidiary issuances of common units																															(384,000,000)	80,000,000	153,000,000
Common units issued through public offering																																			13,800,000	[1]	15,500,000	[1]	15,200,000	[1]	14,200,000	[1]					12,650,000	[1]	11,500,000	[1]	8,500,001	[1],[2]
Stock Issued During Period, Shares, Dividend Reinvestment Plan																																														3,700,000
Proceeds from issuance of common units																																			657,000,000	[2],[3]	671,000,000	[2],[3]	660,000,000	[2],[3]	695,000,000	[2]					297,000,000	[2],[3]	232,000,000	[3]	204,000,000	[2]
Equity Distribution Agreement, maximum aggregate value of common units sold																																																					200,000,000									200,000,000	800,000,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement																																																					149,000,000
Equity Distribution Agreements, Value of Units Available to be Issued																																											145,000,000			145,000,000
Common Units to be Issued Under Distribution Reinvestment Plan																																											5,800,000
Stock Issued During Period, Value, Dividend Reinvestment Plan																																											109,000,000	43,000,000	15,000,000
Common Units Remaining Available to be Issued Under Distribution Reinvestment Plan																																											2,100,000
Class E Unit Distribution Rate																															11.10%
Class E Unit Maximum Distribution																															$ 1.41
Class F Unit Distribution Rate																															35.00%
Class F Unit Maximum Distribution																															$ 3.75
Allocation of Profits, Losses and Other by Sunoco, Percent																																																										50.05%
Relinquishment Of Rights Of Incentive Distributions	$ 8,750,000	$ 8,750,000	$ 8,750,000	$ 8,750,000	$ 11,250,000	$ 11,250,000	$ 11,250,000	$ 11,250,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 18,000,000	$ 18,000,000	$ 18,000,000	$ 18,000,000	$ 13,000,000	$ 13,000,000	$ 12,500,000	$ 12,500,000	$ 26,500,000	$ 26,500,000	$ 26,500,000	$ 26,500,000	$ 35,000,000	$ 45,000,000	$ 50,000,000	$ 72,000,000	$ 51,000,000	$ 106,000,000	$ 329,000,000																												$ 210,000,000						$ 50,000,000	$ 50,000,000	$ 45,000,000	$ 35,000,000

[1]	Date Number ofETP CommonUnits Price per ETPUnit Net ProceedsApril 2011 14.2 $50.52 $695November 2011 15.2 44.67 660July 2012 15.5 44.57 671April 2013 13.8 48.05 657
[2]	.
[3]	Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility